Short-term investments (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Short-term Investments
Short term investments	$ 127,404,355		¥ 867,738,320	¥ 1,138,090,600
Invested in marketable securities	3,862,934	¥ 26,310,055
Realized investment loss	$ 30,125,338	¥ 205,180,664